Other Receivable (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Receivable (Textual)
Amount used for testing, training, demonstrations and promotional activities	$ 2,208	$ 3,655	$ 4,384
MUSE systems [Member]
Other Receivable (Textual)
Amount used for testing, training, demonstrations and promotional activities	$ 177	$ 214